Warrants (Details Narrative)		1 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2021 $ / shares shares	Jun. 30, 2018 Number $ / shares	Dec. 31, 2017 USD ($) Number $ / shares shares	Mar. 31, 2017 USD ($) Number $ / shares shares	Oct. 31, 2014 USD ($) Number shares	Jun. 30, 2021 shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2017 $ / shares shares	Feb. 10, 2021	Dec. 31, 2020 $ / shares shares	Apr. 22, 2020	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Common Stock, Shares, Issued | shares							1,583,511			1,576,844		1,521,444
Debt Instrument, Interest Rate, Stated Percentage									1.00%		1.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 9.00			$ 37.50		$ 36.00	$ 37.50
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations | shares						50,417
Class of Warrant or Right, Outstanding | shares							227,719			50,417		260,727	266,735
Weighted Average Life of Outstanding Warrants in Months, Ending Balance							36 months
Series B Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.45
Class of Warrant or Right, Outstanding | shares	192,982
Weighted Average Life of Outstanding Warrants in Months, Ending Balance	3 years
Series B Redeemable Convertible Preferred Stock [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.40
Class of Warrant or Right, Outstanding | shares	34,737
Weighted Average Life of Outstanding Warrants in Months, Ending Balance	3 years
Investment Bank [Member]
Warrant description								The Banker Warrants were fully vested on the date of issuance, were exercisable beginning December 20, 2017 and expired unexercised on June 20, 2020
Series 2 Warrants [Member]
Number of investment unit offered | Number					60
Offered investments, price per unit | $					$ 50,000
Common Stock, Shares, Issued | shares					1,667
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares					333								6,008
Series 2 Warrants [Member] | Series 2 Convertible Notes [Member]
Convertible Debt | $					$ 50,000
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Warrant [Member] | Investment Bank [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares			3,333					3,333
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 52.50					$ 52.50
Q1 2017 Warrants [Member]
Number of investment unit offered | Number				111,875
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares				3,125
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 39.00
Warrant description				These warrants expired unexercised in March 2020
Proceeds from investment | $				$ 2,685,000
Proceeds from investment per unit				$ 24.00
Conversion of stock, Description				Each unit consisted of
Shares Issued, Price Per Share				$ 63.00
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Number				5
Redeem warrant shares at a price				$ 1.50
Q4 2017 Warrants [Member]
Number of investment unit offered | Number			98,227
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 30.00					30.00
Proceeds from investment | $			$ 1,768,080
Proceeds from investment per unit			$ 18.00
Conversion of stock, Description			Each unit consisted of
Shares Issued, Price Per Share			$ 54.00					54.00
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Number			5
Redeem warrant shares at a price			$ 1.50					$ 1.50
Q2 2018 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares										50,417
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 37.50
Warrant description		The Q2 2018 Warrants are exercisable commencing July 1, 2018 until June 30, 2021
Conversion of stock, Description			each unit consisting of
Shares Issued, Price Per Share		$ 60.00
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Number		5
Redeem warrant shares at a price		$ 1.50